Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about financial instruments [abstract]
Financial assets	₩ 1,123,869